CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value (usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	125,000,000
Common stock, shares issued	130,146,341	110,100,701
Common stock, shares outstanding	129,471,341	109,425,701
Treasury stock, shares	675,000	675,000